Debt (Minimum Repayments On Outstanding Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 94,752
2014	125,000
2015	761,498
2016	750,000
2017	550,000
Thereafter	2,550,000
Total	4,831,250
Loans Payable | U.S. Term Loans
Debt Instrument [Line Items]
2013	93,750
2014	125,000
2015	187,500
2016	750,000
2017	0
Thereafter	0
Total	1,156,250
Convertible Debt | Convertible Notes Payable
Debt Instrument [Line Items]
2013	1,002
2014	0
2015	573,998
2016	0
2017	0
Thereafter	0
Total	575,000
Senior Notes | 2017 Senior Notes
Debt Instrument [Line Items]
2013	0
2014	0
2015	0
2016	0
2017	550,000
Thereafter	0
Total	550,000
Senior Notes | 2018 Senior Notes
Debt Instrument [Line Items]
2013	0
2014	0
2015	0
2016	0
2017	0
Thereafter	800,000
Total	800,000
Senior Notes | 2020 Senior Notes
Debt Instrument [Line Items]
2013	0
2014	0
2015	0
2016	0
2017	0
Thereafter	1,000,000
Total	1,000,000
Senior Notes | 2023 Senior Notes
Debt Instrument [Line Items]
2013	0
2014	0
2015	0
2016	0
2017	0
Thereafter	750,000
Total	$ 750,000